Share Based Payments (Details) - Schedule of Fair Value of the Options Granted Using the Binomial Model	12 Months Ended
Dec. 31, 2022 $ / shares
Schedule of Fair Value of the Options Granted Using the Binomial Model [Line Items]
Share price (in Dollars per share)	$ 2,110
Contractual life	8 years
Expected exercise factor	1.5
Dividend yield	0.00%
Expected volatility (weighted average)	41.00%
Bottom of range [Member]
Schedule of Fair Value of the Options Granted Using the Binomial Model [Line Items]
Risk-free interest rate	3.28%
Fair value of option at the grant date (in Dollars per share)	$ 1,078
Top of range [Member]
Schedule of Fair Value of the Options Granted Using the Binomial Model [Line Items]
Risk-free interest rate	3.65%
Fair value of option at the grant date (in Dollars per share)	$ 2,126